Accumulated Other Comprehensive Income - Summary of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Tax benefit (expense)	$ 0	$ 70,000	$ (14,000)	$ 0